INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Financing Expense
	Year ended December 31,
	2016	2015	2014

Jazz Notes accretion and amortization	$3,571	$3,015	$9,307
Jazz 2014 Exchange Agreement related financing costs, see Note 13E	--	--	9,817
Changes in fair value (total level 3 changes in fair value, see Note 14E)	7,900	16,092	(1,669)
Debentures Series G amortization, rate differences and hedging results	1,901	--	--
Debentures Series F accretion and amortization including accelerated accretion, see Note 13C	150	87,973	39,494
Exchange rate differences	(3,768)	1,056	(5,352)
Others	2,738	1,794	3,807
	$12,492	$109,930	$55,404